Forward purchase agreements (Details Narrative) - USD ($)		12 Months Ended
	Nov. 09, 2022	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Prepaid forward purchase liability	$ 7,409,550	$ 20,321,053
Change of fair value of prepaid forward purchase liability		$ 12,911,503
Forward Contracts [Member]
Forward contract, fair value per share	$ 2.50
Prepaid Forward Agreement One [Member] | Maximum [Member]
Number of shares purchased	1,400,000
Prepaid Forward Agreement One [Member] | Maximum [Member] | Institutional Investors [Member]
Ownership percentage	9.90%
Prepaid Forward Agreement Two [Member] | Maximum [Member]
Number of shares purchased	1,125,000
Prepaid Forward Agreement Two [Member] | Maximum [Member] | Institutional Investors [Member]
Ownership percentage	9.90%